Remuneration of Auditors (Details) - Schedule of Remuneration of Auditors - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Audit or review of the financial reports of the company
Audit services		$ 23,138	$ 37,785
Total	$ 97,750	465,346	$ 325,760
Audit services – PKF Brisbane Audit [Member]
Audit or review of the financial reports of the company
Audit services	97,750	85,000
Audit services – HLB Mann Judd [Member]
Audit or review of the financial reports of the company
Audit services		23,138
Audit services – Withum Smith & Brown (US auditor) [Member]
Audit or review of the financial reports of the company
Audit services		$ 357,208